FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Investments, All Other Investments [Abstract]
Fair Value of Financial Instruments
The following table summarizes the fair value of financial instruments at December 31, 2018 and 2017:

Fair Value of Financial Instruments at Dec 31	2018				2017
In millions	Cost	Gain	Loss	Fair Value	Cost	Gain	Loss	Fair Value
Cash equivalents	$566	$—	$—	$566	$2,280	$—	$—	$2,280
Marketable securities	$100	$—	$—	$100	$4	$—	$—	$4
Other investments:
Debt securities:
Government debt [1]	$714	$9	$(23)	$700	$637	$13	$(11)	$639
Corporate bonds	1,026	20	(63)	983	704	32	(3)	733
Total debt securities	$1,740	$29	$(86)	$1,683	$1,341	$45	$(14)	$1,372
Equity securities [2]	16	1	(1)	16	164	2	(26)	140
Total other investments	$1,756	$30	$(87)	$1,699	$1,505	$47	$(40)	$1,512
Total cash equivalents, marketable securities and other investments	$2,422	$30	$(87)	$2,365	$3,789	$47	$(40)	$3,796
Long-term debt including debt due within one year [3]	$(19,591)	$351	$(972)	$(20,212)	$(20,505)	$6	$(2,104)	$(22,603)
Derivatives relating to:
Interest rates	$—	$—	$(64)	$(64)	$—	$—	$(4)	$(4)
Foreign currency	—	120	(43)	77	—	22	(112)	(90)
Commodities [4]	—	91	(178)	(87)	—	130	(256)	(126)
Total derivatives	$—	$211	$(285)	$(74)	$—	$152	$(372)	$(220)

1.	U.S. Treasury obligations, U.S. agency obligations, agency mortgage-backed securities and other municipalities’ obligations.

2.	Equity securities with a readily determinable fair value. Presented in accordance with ASU 2016-01. See Note 2 for additional information.

3.
Cost includes fair value hedge adjustments of $18 million at December 31, 2018 and $19 million at December 31, 2017 on $2,290 million of debt at December 31, 2018 and $2,390 million of debt at December 31, 2017.

4.	Presented net of cash collateral

Investing Results
The following table provides the investing results from available-for-sale securities for the years ended December 31, 2018, 2017 and 2016.

Investing Results [1]
In millions	2018	2017	2016
Proceeds from sales of available-for-sale securities	$1,053	$245	$396
Gross realized gains	$21	$5	$15
Gross realized losses	$30	$—	$1

1.	Prior period amounts were updated to conform with the current year presentation as a result of the adoption of ASU 2016-01. See Note 2 for additional information.

Contractual Maturities of Debt Securities
The following table summarizes the contractual maturities of the Company’s investments in debt securities:

Contractual Maturities of Debt Securities at Dec 31, 2018 [1]	Amortized Cost	Fair Value
In millions
Within one year	$124	$124
One to five years	455	444
Six to ten years	717	683
After ten years	444	432
Total	$1,740	$1,683
1. Includes marketable securities with maturities of less than one year.

Fair Value and Gross Unrealized Losses of Investments Temporarily Impaired
The following tables provide the fair value and gross unrealized losses of the Company’s investments in debt securities that were deemed to be temporarily impaired at December 31, 2018 and 2017, aggregated by investment category:

Temporarily Impaired Debt Securities at Dec 31, 2018	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
In millions
Government debt [1]	$287	$(17)	$187	$(6)	$474	$(23)
Corporate bonds	724	(58)	64	(5)	788	(63)
Total temporarily impaired debt securities	$1,011	$(75)	$251	$(11)	$1,262	$(86)

1.	U.S. Treasury obligations, U.S. agency obligations, agency mortgage-backed securities and other municipalities' obligations.

Temporarily Impaired Debt Securities at Dec 31, 2017	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
In millions
Government debt [1]	$295	$(4)	$151	$(7)	$446	$(11)
Corporate bonds	163	(2)	19	(1)	182	(3)
Total temporarily impaired debt securities	$458	$(6)	$170	$(8)	$628	$(14)

1.	U.S. Treasury obligations, U.S. agency obligations, agency mortgage-backed securities and other municipalities' obligations.

Schedule of Notional Amounts of Outstanding Derivative Positions
The notional amounts of the Company's derivative instruments presented on a net basis at December 31, 2018 and 2017, were as follows:

Notional Amounts - Net	Dec 31, 2018	Dec 31, 2017
In millions
Derivatives designated as hedging instruments:
Interest rate swaps	$2,049	$185
Foreign currency contracts	$4,457	$4,343
Derivatives not designated as hedging instruments:
Interest rate swaps	$5	$—
Foreign currency contracts	$19,285	$12,041

The notional amounts of the Company's commodity derivatives at December 31, 2018 and 2017, were as follows:

Commodity Notionals - Net	Dec 31, 2018	Dec 31, 2017	Notional Volume Unit

Derivatives designated as hedging instruments:
Hydrocarbon derivatives	39.9	71.3	million barrels of oil equivalent
Derivatives not designated as hedging instruments:
Hydrocarbon derivatives	1.2	4.1	million barrels of oil equivalent
Power derivatives	73.9	—	thousands of megawatt hours

Schedule Fair Values of Derivative Instruments
The following tables provide the fair value and gross balance sheet classification of derivative instruments at December 31, 2018 and 2017:

Fair Value of Derivative Instruments		Dec 31, 2018
In millions	Balance Sheet Classification	Gross	Counterparty and Cash Collateral Netting [1]	Net Amounts Included in the Consolidated Balance Sheets
Asset derivatives:
Derivatives designated as hedging instruments:
Foreign currency contracts	Other current assets	$98	$(42)	$56
Commodity contracts	Other current assets	47	(13)	34
Commodity contracts	Deferred charges and other assets	18	(3)	15
Total		$163	$(58)	$105
Derivatives not designated as hedging instruments:
Foreign currency contracts	Other current assets	$128	$(64)	$64
Commodity contracts	Other current assets	41	(1)	40
Commodity contracts	Deferred charges and other assets	4	(2)	2
Total		$173	$(67)	$106
Total asset derivatives		$336	$(125)	$211

Liability derivatives:
Derivatives designated as hedging instruments:
Interest rate swaps	Other noncurrent obligations	$64	$—	$64
Foreign currency contracts	Accrued and other current liabilities	46	(42)	4
Commodity contracts	Accrued and other current liabilities	111	(18)	93
Commodity contracts	Other noncurrent obligations	86	(9)	77
Total		$307	$(69)	$238
Derivatives not designated as hedging instruments:
Foreign currency contracts	Accrued and other current liabilities	$103	$(64)	$39
Commodity contracts	Accrued and other current liabilities	7	(4)	3
Commodity contracts	Other noncurrent obligations	8	(3)	5
Total		$118	$(71)	$47
Total liability derivatives		$425	$(140)	$285

1.
Counterparty and cash collateral amounts represent the estimated net settlement amount when applying netting and set-off rights included in master netting arrangements between the Company and its counterparties and the payable or receivable for cash collateral held or placed with the same counterparty.

Fair Value of Derivative Instruments		Dec 31, 2017
In millions	Balance Sheet Classification	Gross	Counterparty and Cash Collateral Netting [1]	Net Amounts Included in the Consolidated Balance Sheets
Asset derivatives:
Derivatives designated as hedging instruments:
Foreign currency contracts	Other current assets	$51	$(46)	$5
Commodity contracts	Other current assets	20	(4)	16
Commodity contracts	Deferred charges and other assets	70	(5)	65
Total		$141	$(55)	$86
Derivatives not designated as hedging instruments:
Foreign currency contracts	Other current assets	$75	$(58)	$17
Commodity contracts	Other current assets	50	(5)	45
Commodity contracts	Deferred charges and other assets	7	(3)	4
Total		$132	$(66)	$66
Total asset derivatives		$273	$(121)	$152

Liability derivatives:
Derivatives designated as hedging instruments:
Interest rate swaps	Other noncurrent obligations	$4	$—	$4
Foreign currency contracts	Accrued and other current liabilities	109	(46)	63
Commodity contracts	Accrued and other current liabilities	96	(15)	81
Commodity contracts	Other noncurrent obligations	143	(12)	131
Total		$352	$(73)	$279
Derivatives not designated as hedging instruments:
Foreign currency contracts	Accrued and other current liabilities	$107	$(58)	$49
Commodity contracts	Accrued and other current liabilities	45	(6)	39
Commodity contracts	Other noncurrent obligations	8	(3)	5
Total		$160	$(67)	$93
Total liability derivatives		$512	$(140)	$372

1.
Counterparty and cash collateral amounts represent the estimated net settlement amount when applying netting and set-off rights included in master netting arrangements between the Company and its counterparties and the payable or receivable for cash collateral held or placed with the same counterparty.

Derivative Instruments, Gain (Loss)

Effect of Derivative Instruments	Amount of gain (loss) recognized in OCI [1]			Amount of gain (loss) recognized in income [2]
In millions	2018	2017	2016	2018	2017	2016	Income Statement Classification
Derivatives designated as hedging instruments:
Fair value hedges:
Interest rate swaps	$—	$—	$—	$—	$(2)	$—	Interest expense and amortization of debt discount [3]
Cash flow hedges:
Interest rate swaps	26	2	2	(3)	4	6	Interest expense and amortization of debt discount
Foreign currency contracts	19	(30)	8	(18)	7	(5)	Cost of sales
Foreign currency contracts	(3)	(5)	25	—	(17)	(13)	Sundry income (expense) - net
Commodity contracts	(46)	37	57	(69)	10	(23)	Cost of sales
Net investment hedges:
Foreign currency contracts	116	(73)	5	—	—	—
Total derivatives designated as hedging instruments	$112	$(69)	$97	$(90)	$2	$(35)
Derivatives not designated as hedging instruments:
Foreign currency contracts	$—	$—	$—	$101	$(289)	$(180)	Sundry income (expense) - net
Commodity contracts	—	—	—	(12)	(9)	6	Cost of sales
Total derivatives not designated as hedging instruments	$—	$—	$—	$89	$(298)	$(174)
Total derivatives	$112	$(69)	$97	$(1)	$(296)	$(209)

1.	OCI is defined as other comprehensive income (loss).

2.	Pretax amounts.

3.	Gain (loss) recognized in income of derivatives is offset by gain (loss) recognized in income of the hedged item.